Stockholders Equity (Details Narrative)			3 Months Ended		12 Months Ended
	Apr. 05, 2023 shares	Jun. 13, 2022 USD ($)	Mar. 31, 2025 USD ($) integer $ / shares shares	Mar. 31, 2024 USD ($)	Dec. 31, 2024 USD ($) integer $ / shares shares	Dec. 31, 2023 USD ($) $ / shares shares	Apr. 22, 2024 shares	Nov. 01, 2022 USD ($) shares	Apr. 13, 2022 $ / shares shares
Exercise price Warrants | $ / shares			$ 0.50		$ 0.50
Restricted share issued | $		$ 70,000,000
Warrants amount in additional paid in capital | $			$ 710,845		$ 546,863
Warrants share issued			5,093,750		1,620,000
Stock-based compensation | $			$ 2,769,740	$ 2,398,000	$ 1,861,999	$ 8,966,850
Preferred stock share authorized			30,000,000		30,000,000	30,000,000
Preferred stock share par value | $ / shares					$ 0.0001	$ 0.0001
Settlement debt | $					$ 96,849
Conversion of Common stock issued			10,652,760
Common stock, shares authorized			1,000,000,000		1,000,000,000	1,000,000,000
Common stock, shares issued			52,378,201		36,841,581	97,545,388
Common stock, shares outstanding			52,378,201		36,841,581	97,545,388
Common stock, par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Subscription received - shares to be issued | $						$ 500,000
Intrinsic value of warrants | $			$ 9,969,870		$ 372,276
Stock cancelled					65,000,000
Board of Director
Issuance of restricted stock award						70,000,000
Common stock, shares issued								250,000
Common stock, shares issued during period					500,000	500,000
Subscriptions received - shares to be issued | $					$ 500,000			$ 500,000
Common stock to be issued | $					$ 180,000
Stock cancelled					65,000,000	2,100,000
Subscription Arrangement [Member]
Exercise price, per share | $ / shares			$ 4.00		$ 6.00	$ 4.00
Subscription received - shares to be issued | $			$ 260,000		$ 1,845,000	$ 273,499
Proceeds From Issuance Of Preferred Stock | $					$ 907,600
Common stock issued upon conversion of Convertible Preferred C stock					183,332
Series A Convertible Preferred Stock [Member]
Preferred stock share authorized			10,000,000		30,000,000	10,000,000
Preferred stock share par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued			10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding			10,000,000		10,000,000	10,000,000
Share designate to preferred stock description			On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges		On March 29, 2024, the Company amended and restated its Series A Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series A Preferred Stock, par value $0.0001, with the following rights and privileges
Convertible Preferred Stock Series C
Preferred stock share authorized			5,000,000		5,000,000	5,000,000
Conversion of Common stock issued			2,450,138		3,001,969
Preferred stock, shares issued					183,332	2,273,499
Stock issued during period, share			225,000		728,470	1,473,499
Conversion of preferred stock					183,332
Stock subscriptions received | $			$ 245,418		$ 1,196,000
Stock payable | $					$ 500,000
Issuance Of Series C Preferred Stock services			17,500		123,333
Issuance Of Convertible Series C Preferred Stock	3,000,000		15,536,620			3,000,000
Subscription received - shares to be issued | $					$ 500,000
Shares were not yet issued						183,332
Common stock issued upon conversion of Convertible Preferred C stock	150,000		776,831			150,000
Share designate to preferred stock description			On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges		On March 17, 2025, the Company amended and restated its Series C Convertible Preferred Stock to designate 10,000,000 shares of its Preferred Stock as Series C Convertible Preferred Stock, par value $0.0001, with the following rights and privileges
Preferred Shares [Member]
Preferred stock share authorized			30,000,000		30,000,000	30,000,000
Preferred stock share par value | $ / shares			$ 0.0001		$ 0.0001	$ 0.0001
Series A Preferred Stock [Member]
Preferred stock, shares issued			10,000,000		10,000,000	10,000,000
Preferred stock, shares outstanding			10,000,000		10,000,000	10,000,000
Voting of stockholders voting rights | integer			1,000		1,000
March 17 2025 [Member]
Preferred stock share authorized			300,000,000		300,000,000	300,000,000
Amendment to Articles of Incorporation or Bylaws, Description			the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock		the Company amended its Articles of Incorporation to increase the authorized shares to 1,030,000,000 shares, of which 1,000,000,000 shares are common stock and 30,000,0000 shares are preferred stock
Common stock, shares authorized			1,000,000,000		1,000,000,000	1,000,000,000
October 2021 through July 2023 [Member]
Convertible Preferred Stock Description						The Company valued the 1,200,000 shares of Convertible Preferred Stock, as if converted to 24,000,000 shares of common stock, using the quoted stock price of the Company’s common stock at approval date (November 1, 2022), resulting in a value of $8,640,000
Conversion of Common stock issued					183,332	1,200,000
Conversion of preferred stock issued value | $						$ 8,640,000
Advisory And Consulting Agreement
Common stock cancelled, value					250,000
Common stock, shares issued					0	500,000
Compensation common shares							250,000
Common stock, valued shares					250,000
Common stock, shares value not issued | $					$ 200,000
Common stock to be issued | $					$ 0	$ 180,000
Common Stock
Common stock issued for services, shares					1,000,000	600,000
Shares issued for compensation shares					1,250,000
Stock-based compensation | $					$ 1,074,750
Common stock issued for services, amount | $					787,249	$ 146,850
Settlement debt | $					$ 1,112,355
Conversion of Common stock issued					1,546,193
Common stock cancelled					65,000,000
Common stock cancelled, value					6,500
Issuance of restricted stock award					500,000
Common stock issued upon conversion of Convertible Preferred C stock			15,536,620		4,296,193	3,600,000
Convertible Series C Preferred Stock
Shares issued for compensation shares			30,000
Exercise price, per share | $ / shares					$ 4.00	$ 2.40
Preferred stock share par value | $ / shares									$ 0.0001
Preferred stock, shares issued									166,667
Issuance Of Convertible Series C Preferred Stock			27,500		421,805